Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Advance from customers	¥ 7,166		¥ 16,088
Accrued payroll	10,828		11,852
VAT payable	4,759		7,284
Other payables	41,198		18,415
Total	¥ 63,951	$ 9,014	¥ 53,639